SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

14   SHARE BASED COMPENSATION

Share incentive plans

On September 22, 2008, Tarena International adopted the 2008 Share Plan (the “2008 Plan”), pursuant to which Tarena International is authorized to issue share options and other share-based awards to key employees, directors and consultants of the Company to purchase up to 6,002,020 of its Class A ordinary shares (being retroactively adjusted to reflect the effect of the share split) under the 2008 Plan. On November 28, 2012, the Company increased the number of Class A ordinary shares authorized for issuance under the 2008 Plan to 8,184,990 Class A ordinary shares. Share options issued before September 22, 2008 are also administered under the 2008 Plan. The plan was terminated in 2018. According to its terms and there were no outstanding granted options by the termination date.

14   SHARE BASED COMPENSATION (CONTINUED)

Share incentive plans (continued)

On February 1, 2014, Tarena International adopted the 2014 Share Plan (the “2014 Plan”), pursuant to which Tarena International was authorized to issue options, non-vested shares and non-vested share units to qualified employees, directors and consultants of the Company. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2014 Plan, or the Award Pool, is 1,833,696, provided that the shares reserved in the Award Pool shall be increased on the first day of each fiscal year, commencing with January 1, 2015, if the unissued shares reserved in the Award Pool on such day account for less than 2% of the total number of shares issued and outstanding on a fully-diluted basis on December 31 of the immediately preceding fiscal year, as a result of which increase the shares unissued and reserved in the Award Pool immediately after each such increase shall equal 2% of the total number of shares issued and outstanding on a fully-diluted basis on December 31 of the immediately preceding fiscal year.

Share options

During the year ended December 31, 2018, the board of the directors of Tarena International approved the grant of options to certain officers and employees to purchase 1,085,094 ordinary shares of Tarena International at exercise prices ranging from US$0.06 to US$1.00 per share. These options vest over a period ranging between 0.33 and 1 year. The options have a contractual term of ten years.

During the year ended December 31, 2019, the board of the directors of Tarena International approved the grant of options to certain officers and employees to purchase 1,028,728 ordinary shares of Tarena International at exercise prices ranging from US$0.89 to US$1.00 per share. These options vest over a period ranging between 0.25 and 5 years. The contractual term of options ranges from 9 to 10 years.

During the year ended December 31, 2020, the board of the directors of Tarena International approved the grant of options to certain officers and employees to purchase 1,236,146 ordinary shares of Tarena International at exercise prices ranging from US$1.00 to US$2.51 per share. These options vest over a period ranging between 0.25 and 5 years. The options have a contractual term of ten years.

14   SHARE BASED COMPENSATION (CONTINUED)

Share options (continued)

A summary of share options activity for the years ended December 31, 2018, 2019 and 2020 is as follows:

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Share	Exercise Price	Contractual	Intrinsic
	Options	US$	Years	Value US$
Outstanding at December 31, 2018	3,396,797	1.61	6.47	15,919
Granted	1,028,728	0.10	—	—
Exercised	(753,936)	0.64	—	—
Forfeited	(235,225)	0.63	—	—
Expired	—	—	—	—
Outstanding at December 31, 2019	3,436,364	1.43	5.99	1,815
Granted	1,236,146	1.26	—	—
Exercised	(1,485,763)	0.33	—	—
Forfeited	(363,940)	1.64	—	—
Expired	—	—	—	—
Outstanding at December 31, 2020	2,822,807	1.91	6.85	4,311
Vested and expected to vest as of December 31, 2020	2,572,024	1.87	6.45	3,717
Exercisable as of December 31, 2020	2,099,922	1.82	5.72	3,261

The total intrinsic value of options exercised during the years ended December 31, 2018, 2019 and 2020 were RMB22,710, RMB7,936 and RMB26,301, respectively.

The Company calculated the fair value of the share options on the grant date using the Binomial option-pricing valuation model. The assumptions used in the valuation model are summarized in the following table.

	Year Ended December 31,
	2018	2019	2020
Expected volatility	53.52%-55.70%	52.05%-59.74%	72.22%-78.51%
Expected dividends yield	0%	0%	0%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Risk-free interest rate per annum	2.54%-3.23%	1.58%-2.89%	0.79%-2.08%
The fair value of underlying ordinary shares (per share)	US$6.97-US$14.99	US$0.59-US$6.48	US$1.71-US$4.65

The expected volatility was based on the historical volatilities of the Company and comparable publicly traded companies engaged in the similar industry.

No income tax benefit was recognized in the consolidated statements of comprehensive loss as the share-based compensation expense was not tax deductible.

14   SHARE BASED COMPENSATION (CONTINUED)

Share options (continued)

The fair values of the options granted for the years ended December 31, 2018, 2019 and 2020 are as follows:

	Year Ended December 31,
	2018	2019	2020
	US$	US$	US$
Weighted average grant date fair value of option per share	12.35	4.84	2.52
Aggregate grant date fair value of options	13,402	4,980	3,115

As of December 31, 2020, there was approximately RMB13,376 of total unrecognized compensation cost related to unvested share options and the unrecognized compensation costs are expected to be recognized over a weighted average period of approximately 1.42 years.

Non-vested shares

On April 3, 2018, the board of directors of Tarena International approved the grant of 18,181 non-vested shares to three independent directors, 25% of which vest at the end of every quarter within one year. On April 1, 2018, the board of directors of Tarena International approved the grant of 193,796 non-vested shares to employees, of which the vesting period is five years. Grantees of non-vested shares have no voting rights or dividend rights with respect to shares that have not been vested.

On January 1, 2019, the board of directors of Tarena International approved the grant of 136,581 shares to employees, of which 135,381 non-vested shares shall vest in a five-year period, and 1,200 shares shall vest immediately on the grant date. On April 3, 2019, the board of directors of Tarena International approved the grant of 41,666 non-vested shares to 1 independent director, 1 director and executive officer and 2 former independent directors, of which the vesting period is one year. On August 13, 2019, the board of directors of Tarena International approved the grant of 47,380 non-vested shares to employees, of which the vesting period is five years.

On January 1, 2020, the board of directors of Tarena International approved the grant of 35,912 non-vested shares to 1 independent director, of which the vesting period is one year. On March 1, 2020, the board of directors of Tarena International approved the grant of 74,000 non-vested shares to 1 independent director and 1 executive officer, of which the vesting period is one year. On April 9, 2020, the board of directors of Tarena International approved the grant of 143,628 non-vested shares to 1 independent director, 1 director and executive officer, of which the vesting period is one year.

14   SHARE BASED COMPENSATION (CONTINUED)

Non-vested shares (continued)

A summary of the non-vested shares activity under the 2014 Share Plan for the years ended December 31, 2018, 2019, 2020 is summarized as follows:

	Number of Non-	Weighted Average
	vested Shares	Grant Date Fair Value
		US$
Outstanding as of December 31, 2017	106,767	14.75
Granted	211,977	11.20
Vested	(16,557)	14.22
Forfeited	(22,541)	12.39
Outstanding as of December 31, 2018	279,646	12.28
Granted	225,627	5.12
Vested	(80,020)	8.53
Forfeited	(60,475)	8.01
Outstanding as of December 31, 2019	364,778	9.39
Granted	253,540	3.28
Vested	(253,957)	5.44
Forfeited	(53,923)	9.25
Outstanding as of December 31, 2020	310,438	7.66

As of December 31, 2020, there was approximately RMB14,771 of total unrecognized compensation cost related to non-vested shares, which is expected to be recognized over a weighted average period of approximately 2.63 years. The total fair value of shares vested during the years ended December 31, 2018, 2019 and 2020 was RMB1,557, RMB4,707 and RMB9,013, respectively.